Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other assets [line items]
Financial assets	$ 174.9	$ 153.0
Other assets	233.3	225.2
Less current portion - financial	34.7	11.6
Less current portion - non-financial	7.4	6.5
Long-term portion	191.2	207.1
Investments held for self-insured liabilities
Disclosure of other assets [line items]
Financial assets	174.9	153.0
Holdbacks on long-term contracts
Disclosure of other assets [line items]
Financial assets	25.9	33.9
Other
Disclosure of other assets [line items]
Financial assets	12.4	12.6
Other	11.8	16.9
Investments in joint ventures and associates
Disclosure of other assets [line items]
Other	$ 8.3	$ 8.8